Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	190.90
Maximum Aggregate Offering Price	$ 190,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,363.29
Offering Note	(1) Amount to be registered consists of 1,000,000 shares of Common Stock, par value $0.01 per share ("Common Stock"), of Vistra Corp. issuable to eligible individuals under the Vistra Corp. 2025 Employee Stock Purchase Plan, (as amended and restated, the "Plan"), including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock of Vistra Corp. that may become issuable through the Vistra Corp. 2025 Employee Stock Purchase Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of determining the registration fee in accordance with Rule 457 under the Securities Act and based on the average of the high and low sales prices per share of the Common Stock as reported on the New York Stock Exchange on October 28, 2025.